SCHEDULE OF INFORMATION BY REPORTABLE SEGMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Total	¥ 22,221,163	¥ 20,650,916	¥ 14,121,840
Cost of revenues	(17,812,742)	(17,091,646)	(11,469,951)
Operating expenses	2,836,841	2,216,754	1,713,388
Operating income (loss)	1,571,580	1,342,516	938,501
Other income (expenses)	(320,376)	(194,272)	(418,542)
Income (loss) before income taxes	1,251,204	1,148,244	519,959
Depreciation and amortization	(72,077)	(144,087)	(87,027)
Capital expenditures	1,634,543	37,464	42,145
Total assets	26,956,895	22,484,188
External Customers [Member]
Segment Reporting [Line Items]
Total	22,221,163	20,650,916	14,121,840
Intersegment [Member]
Segment Reporting [Line Items]
Total
Real Estates [Member]
Segment Reporting [Line Items]
Total	20,633,938	18,840,961	12,419,660
Cost of revenues	(16,453,324)	(15,578,567)	(10,016,902)
Operating expenses	1,362,798	1,257,330	1,104,605
Operating income (loss)	2,817,816	2,005,064	1,298,153
Other income (expenses)	(290,863)	(194,243)	(410,533)
Income (loss) before income taxes	2,526,953	1,810,821	887,620
Depreciation and amortization	(16,069)	(15,493)	(22,440)
Capital expenditures	174,117	753	2,345
Total assets	19,868,937	15,409,857
Real Estates [Member] | External Customers [Member]
Segment Reporting [Line Items]
Total	20,600,358	18,819,041	12,411,288
Real Estates [Member] | Intersegment [Member]
Segment Reporting [Line Items]
Total	33,580	21,920	8,372
Hotels [Member]
Segment Reporting [Line Items]
Total	1,310,371	1,270,509	1,069,800
Cost of revenues	(1,172,152)	(1,112,486)	(1,010,546)
Operating expenses	88,460	94,807	58,665
Operating income (loss)	49,759	63,216	589
Other income (expenses)	819	428	968
Income (loss) before income taxes	50,578	63,644	1,557
Depreciation and amortization	(38,615)	(36,956)	(47,930)
Capital expenditures	1,355,505	18,192	6,650
Total assets	4,934,311	3,894,723
Hotels [Member] | External Customers [Member]
Segment Reporting [Line Items]
Total	1,310,224	1,248,784	1,044,267
Hotels [Member] | Intersegment [Member]
Segment Reporting [Line Items]
Total	147	21,725	25,533
Other [Member]
Segment Reporting [Line Items]
Total	653,304	766,640	861,564
Cost of revenues	(514,009)	(562,360)	(656,008)
Operating expenses	139,127	303,413	206,369
Operating income (loss)	168	(99,133)	(813)
Other income (expenses)	(12,108)	(5,541)	(8,973)
Income (loss) before income taxes	(11,940)	(104,674)	(9,786)
Depreciation and amortization	(8,366)	(40,951)	(6,126)
Capital expenditures	3,084	15,244	32,345
Total assets	454,480	344,032
Other [Member] | External Customers [Member]
Segment Reporting [Line Items]
Total	310,581	583,091	666,285
Other [Member] | Intersegment [Member]
Segment Reporting [Line Items]
Total	342,723	183,549	195,279
Reconciling Items [Member]
Segment Reporting [Line Items]
Total	(376,450)	(227,194)	(229,184)
Cost of revenues	326,743	161,767	213,505
Operating expenses	1,246,456	561,204	343,749
Operating income (loss)	(1,296,163)	(626,631)	(359,428)
Other income (expenses)	(18,224)	5,084	(4)
Income (loss) before income taxes	(1,314,387)	(621,547)	(359,432)
Depreciation and amortization	(9,027)	(50,687)	(10,531)
Capital expenditures	101,837	3,275	805
Total assets	1,699,167	2,835,576
Reconciling Items [Member] | External Customers [Member]
Segment Reporting [Line Items]
Total
Reconciling Items [Member] | Intersegment [Member]
Segment Reporting [Line Items]
Total	¥ (376,450)	¥ (227,194)	¥ (229,184)